IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Market Risk [line items]
Total VaR (one-day measure)	$ 7.0	$ 13.3	$ 7.7
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2	7.3	8.8
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.8	7.0	3.0
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.7	3.7	3.1
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	2.0	2.4
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.2	2.4	1.3
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1	3.0	1.9
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(19.4)	(12.1)	(12.8)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.9
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.3
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.4
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.1
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.6
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.1
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.6
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.8
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.8	7.3	5.8
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.6	6.5	6.5
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.0	5.7	1.9
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.4	3.4	2.3
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7	1.8	2.5
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.1	3.4	2.9
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.2	3.2	1.9
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (18.2)	$ (16.7)	$ (12.2)